Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000180528
Shareholder Report [Line Items]
Fund Name	Arrow Reserve Capital Management ETF
Trading Symbol	ARCM
Security Exchange Name	CboeBZX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,088,189
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 50,830
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,088,189 Number of Portfolio Holdings93 Advisory Fee (net of waivers)$50,830 Portfolio Turnover80%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	60.1%
U.S. Government & Agencies	39.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	7.9%
Communications	0.2%
Materials	0.4%
Energy	0.6%
Health Care	1.9%
Consumer Discretionary	2.3%
Real Estate	2.5%
Consumer Staples	3.7%
Technology	5.2%
Utilities	10.3%
Industrials	11.1%
Financials	17.2%
U.S. Treasury Obligations	36.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.450%, 03/05/26	9.1%
United States Treasury Bill, 3.370%, 02/24/26	9.0%
United States Treasury Bill, 3.550%, 04/09/26	3.9%
United States Treasury Note, 4.375%, 07/31/26	3.1%
United States Treasury Note, 4.500%, 03/31/26	2.7%
United States Treasury Bill, 3.550%, 04/14/26	2.3%
Allstate Corporation (The), 3.280%, 12/15/26	2.2%
United States Treasury Note, 0.750%, 05/31/26	2.0%
Southern Company (The), 3.250%, 07/01/26	2.0%
Duke Energy Corporation, 2.650%, 09/01/26	1.9%